CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss		€ (228)	€ (53,797)	€ (73,300)
Reconciliation of net loss and the cash used for operating activities
Gain or loss on exchange		(510)	(3,570)	3,028
Amortization and depreciation		4,619	5,377	4,991
Provision		445	135	57
Extinguishment of conditional advance		(4,895)
Change in fair value of derivative liabilities		0	(1,175)	(652)
Expenses related to share-based payments		447	1,323	1,179
(Gain) or loss on disposal of property plant and equipment (1)	[1]	(23,893)	17	22
Interest expense (income)		(169)	2,073	2,150
Income tax expense (income)		521	2	3
Operating cash flow before change in working capital		(23,663)	(49,615)	(62,522)
(Increase) decrease in inventories		0	0	358
(Increase) decrease in trade and other receivables		(63)	(8)	33
(Increase) decrease in other current assets		2,734	(94)	2,829
Increase (decrease) in trade and other payables		(9,220)	(6,477)	6,913
Increase (decrease) in other current liabilities		(1,548)	(574)	669
Change in working capital		(8,098)	(7,153)	10,802
Income tax paid		(3)	(2)	0
Net cash flow used in operating activities		(31,764)	(56,770)	(51,720)
Cash flows from investing activities
Acquisition of property, plant and equipment		(85)	(298)	(1,139)
Acquisition of intangible assets		0	0	(2)
Increase in non-current & current financial assets		(5)	(192)	(421)
Disposal of property, plant and equipment		37,630	0	83
Decrease in non-current & current financial assets		586	145	4
Net cash flow from/(used in) investing activities		38,127	(345)	(1,475)
Cash flows from financing activities
Capital increases, net of transaction costs		0	34,631	118
Subscription of warrants		0	0	12
Proceeds from borrowings, net of transaction costs		3,081	12,157	27,134
Repayment of borrowings		(3,081)	0	(62)
Allowance received from a lessor		0	0	188
Repayment of lease liability (IFRS 16)		(1,545)	(1,702)	(1,615)
Interests received (paid)		(223)	(374)	(326)
Net cash flow from (used in) financing activities		(1,768)	44,712	25,449
Exchange rate effect on cash in foreign currency		495	1,656	(981)
Increase (Decrease) in cash and cash equivalents		5,090	(10,747)	(28,727)
Net cash and cash equivalents at the beginning of the period		33,699	44,446	73,173
Net cash and cash equivalents at the closing of the period		38,789	33,699	44,446
Cash paid for interest		€ 223	€ 374	€ 326

[1]	including €24,350 thousand related to Catalent sale of Princeton manufacturing facility (see note 3.1) and disposal of other equipment for €457 thousand (see note 4.1.2).